1. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Policies
Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of Highlands Bankshares, Inc., (the “Parent Company”) and its wholly-owned subsidiary, Highlands Union Bank (the "Bank"). The statements also include Highlands Union Insurance Services, Inc., (the “Insurance Services”), and Highlands Union Financial Services, Inc., (the “Financial Services”) which are both wholly-owned subsidiaries of the Bank. All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of Highlands Bankshares, Inc. and Subsidiaries, (the “Company”) conform to U.S. generally accepted accounting principles and to standard practices within the banking industry.

Nature of Operations

The Company operates in Abingdon, Virginia, and surrounding southwest Virginia, eastern Tennessee, and western North Carolina under the laws of the Commonwealth of Virginia. The Parent Company was organized on December 29, 1995. The Parent Company is supervised by the Federal Reserve Bank under the Bank Holding Company Act of 1956, as amended. The Bank began banking operations on April 27, 1985 under a state bank charter and provides a full line of financial services to individuals and businesses. The Bank’s primary lending products include mortgage, consumer and commercial loans, and its primary deposit products are checking, savings, and certificates of deposit. As a state bank and a member of the Federal Reserve Bank of Richmond, the Bank is subject to regulation by the Virginia State Bureau of Financial Institutions, the Federal Deposit Insurance Corporation, and the Federal Reserve Bank. Highlands Union Insurance Services, Inc. became effective October 8, 1999 for the purpose of selling insurance through Bankers Insurance LLC. The only activity in Highlands Union Financial Services is the receipt of life insurance commissions. Highlands Capital Trust I became effective January 14, 1998. The nature of the trust is described more fully in Note 12.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks and federal funds sold, all of which mature within ninety days. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Securities Available-for-Sale

Securities classified as available-for-sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Securities available-for-sale are carried at fair value. Unrealized gains or losses are reported as increases or decreases in other comprehensive income, net of the related deferred income tax effect. Realized gains or losses are included in earnings on the trade date and are determined on the basis of the amortized cost of specific securities sold. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. On a quarterly basis the Company reviews any securities which are considered to be impaired as defined by accounting guidance. During this review, the Company determines if the impairment is deemed to be other than temporary. If it is determined that the impairment is other than temporary, i.e. impaired because of credit issues, the investment is written down by a charge in the Statement of Income.

Loans

The Company makes mortgage, commercial and consumer loans to customers. Included in mortgage lending are loans secured by real estate such as single family and multifamily dwelling units as well as commercial properties both owner occupied and held for lease to others. Commercial loans include those primarily secured by business assets or land or may be unsecured. Consumer loans include second mortgages and equity lines of credit and other personal loans which may be secured or unsecured. The Company also makes farmland loans and other agricultural type loans such as financing farming activities.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid balance. Loan origination fees, net of certain direct origination costs, are deferred and amortized to income over the estimated lives of the loans using the straight-line method which is not materially different from the interest method. The accrual of interest on a loan is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Payments on non accrual loans are applied to principal or applied on a cash basis. All interest accrued but not collected for loans that are placed on non-accrual or charged off status is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The Company monitors and maintains an allowance for loan losses to absorb an estimate of probable losses inherent in the loan portfolio. The Company maintains policies and procedures that address the systems of controls over the following areas of maintenance of the allowance: the systematic methodology used to determine the appropriate level of the allowance to provide assurance the loan loss reserve is maintained in accordance with accounting principles generally accepted in the United States of America; the accounting policies for loan charge-offs and recoveries; the assessment and measurement of impairment in the loan portfolio; and the loan grading system.

The Company’s Credit Review and Analysis Department evaluates various loans individually for impairment as required by Statement of Financial Accounting Standards ASC 310, Receivables –Subsequent Measurement. Loans evaluated individually for impairment include non-performing loans, such as loans on non-accrual, loans past due by 90 days or more, restructured loans and other loans selected by management. The evaluations are based upon discounted expected cash flows or collateral valuations. If the evaluation shows that a loan is individually impaired, then a specific reserve is established for the amount of impairment. If a loan evaluated individually is not impaired, then the loan is considered for impairment under ASC 450, Accounting for Contingencies, with a group of loans that have similar characteristics. For loans without individual measures of impairment, the Company makes estimates of losses for groups of loans as required by ASC 450. Loans are grouped by similar characteristics, including the type of loan, the assigned loan grade and the general collateral type. Assigned loan grades include Quality, Satisfactory, Acceptable, Special Mention, Substandard and Doubtful, each with an increasing risk of potential loss. A loss rate reflecting the expected loss inherent in a group of loans is derived based upon estimates of default rates for a given loan grade, the predominant collateral type for the group and the terms of the loan. The resulting estimate of losses for groups of loans are adjusted for relevant environmental factors and other conditions of the portfolio of loans, including: borrower and industry concentrations; levels and trends in delinquencies, charge-offs and recoveries; changes in underwriting standards and risk selection; level of experience and ability of lending management; and, national and local economic conditions.

The amounts of estimated impairment for individually evaluated loans and groups of loans are added together for a total estimate of loan losses. This estimate of losses is compared to the allowance for loan losses of the Company as of the evaluation date and, if the estimate of losses is greater than the allowance, an additional provision to the allowance is made. If the estimate of losses is less than the allowance, the degree to which the allowance exceeds the estimate is evaluated to determine whether the allowance falls outside a range of estimates. If the estimate of losses is below the range of reasonable estimates, the allowance is reduced by adjusting the provision for loan losses. The Company recognizes the inherent imprecision in estimates of losses due to various uncertainties and variability related to the factors used, and therefore a reasonable range around the estimate of losses is derived and used to ascertain whether the allowance is too high or too low. If different assumptions or conditions were to prevail and it is determined that the allowance is not adequate to absorb the new estimate of probable losses, an additional provision for loan losses would be made, which amount may be material to the consolidated financial statements.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over estimated useful lives. Maintenance and repairs are charged to current operations while improvements are capitalized. Disposition gains and losses are reflected in current operations. Purchased software costs are included in other assets and expensed over periods ranging from 3-5 years.

Intangible Assets

Capital issue costs relating to the junior subordinated debt securities are stated at cost less accumulated amortization. Amortization is computed on the straight-line method over the life of the securities which is 30 years.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management using updated appraisals and other information and the assets are carried at the lower of carrying amount or fair value less cost to sell. Generally, appraisals are updated every 24 months for all individually significant properties or when current events indicate that a property may have suffered a material decrease in value. Revenue and expenses from operations and gains and losses on disposals are included in Non-interest expense captioned “Foreclosed Assets-Write-down and operating expenses”. Foreclosed assets at December 31, 2013 and 2012 were $7,834 and $16,639 respectively.

Income Taxes

Under the asset and liability method, deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates to the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Under ASC 740, the effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Management evaluates the Company’s tax circumstance and filings under the most current and relevant accounting rules and believes the Company has incurred no liability for uncertain beneficial tax positions (or any related penalties and interest) for the periods open to normal jurisdictional examinations (2010 through 2012).

Earnings Per Common Share

Earnings per common share are calculated based on the weighted average outstanding shares during the year. Earnings per common share assuming dilution are calculated based on the weighted average outstanding shares during the year plus common stock equivalents at year end.

Stock Compensation Plans

The Company accounts for stock compensation plans under the guidance of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their grant-date fair values. No options were granted during 2013 or 2012.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of foreclosed real estate, deferred tax assets and investment securities.

Business Segments

The Company reports its activities as a single business segment. In determining the appropriateness of segment definition, the Company considers components of the business about which financial information is available and regularly evaluated relative to resource allocation and performance assessment.

Recent Accounting Pronouncements

In February 2013, ASU No. 2013-02 - Comprehensive Income was issued to improve the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective for reporting periods beginning after December 15, 2012 with early adoption permitted.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss or a Tax Credit Carryforward Exists. ASU 2013-11 is intended to clarify the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carrryforward exists. This presentation had not been addressed in Topic 740 and there was diversity in reporting practices in those instances. ASU 2013-11 requires an unrecognized tax benefit to be presented as a liability and not netted against a deferred tax asset. ASU 2013-11 is effective for reporting periods beginning after December 15, 2013. Adoption by the Company is not expected to have an impact on the consolidated financial statements and related disclosures.

Accounting Standards Update (ASU) No. 2014-04, Receivables - Troubled Debt Restructurings by Creditors - Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure was issued by the FASB on January 20, 2014.  The amendments are intended to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized.  These amendments clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or (b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures are required.  The amendments are effective for public business entities for annual periods and interim periods within those annual periods beginning after December 15, 2014.